PROPERTY, PLANT AND EQUIPMENT (Details 2) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	R$ 30,055.7
Property, plant and equipment at ending	26,630.2	R$ 30,055.7
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	26,961.3	26,664.0
Effects of movements in foreign exchange in the balance sheet	(3,717.0)	(2,371.7)
Additions	4,615.2	6,305.7
Depreciation	(4,556.6)	(4,581.1)
Disposals and write-offs	(59.7)	(50.4)
Transfers	(1,229.7)	(1,019.9)
Property, plant and equipment at ending	23,662.7	26,961.3
Property, plant and equipment	63,417.4	66,345.2
Gross carrying amount [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	3,094.4	2,560.3
Effects of movements in foreign exchange in the balance sheet	(82.2)	(72.5)
Additions	1,684.3	1,637.7
Depreciation	(1,225.7)	(845.5)
Disposals and write-offs	(506.0)	(184.8)
Transfers	2.7	(0.8)
Property, plant and equipment at ending	2,967.5	3,094.4
Property, plant and equipment	6,460.3	5,587.8
Gross carrying amount [member] | Buildings [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	1,350.8	1,206.0
Effects of movements in foreign exchange in the balance sheet	(49.5)	(64.3)
Additions	355.0	628.0
Depreciation	(451.8)	(391.6)
Disposals and write-offs	(30.5)	9.7
Transfers	(1.8)	(37.0)
Property, plant and equipment at ending	1,172.2	1,350.8
Property, plant and equipment	2,925.9	2,698.3
Gross carrying amount [member] | Machinery Vehicles And Others [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment at beginning	1,743.6	1,354.3
Effects of movements in foreign exchange in the balance sheet	(32.7)	(8.2)
Additions	1,329.3	1,009.7
Depreciation	(773.9)	(453.9)
Disposals and write-offs	(475.5)	(194.5)
Transfers	4.5	36.2
Property, plant and equipment at ending	1,795.3	1,743.6
Property, plant and equipment	3,534.4	2,889.5
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(39,754.7)	(39,383.9)
Accumulated depreciation, amortisation and impairment [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(3,492.8)	(2,493.4)
Accumulated depreciation, amortisation and impairment [member] | Buildings [member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	(1,753.7)	(1,347.5)
Accumulated depreciation, amortisation and impairment [member] | Machinery Vehicles And Others [Member] | Right-of-use assets [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment	R$ (1,739.1)	R$ (1,145.9)